Revenue Recognition - Summary of Company's Revenues from Its Product Lines (Detail)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Cortelco Products [Member] | Equipment Software [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
Cortelco Products [Member] | Equipment Software [Member] | Cortelco Systems Holding Corp [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
Cortelco Products [Member] | Professional Services [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	-
Cortelco Products [Member] | Professional Services [Member] | Cortelco Systems Holding Corp [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	-	-
Cortelco Products [Member] | Maintenance Contracts [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	-	-
Cortelco Products [Member] | Maintenance Contracts [Member] | Cortelco Systems Holding Corp [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	-	-
CSPR Products and Services [Member] | Equipment Software [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
CSPR Products and Services [Member] | Equipment Software [Member] | Cortelco Systems Holding Corp [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
CSPR Products and Services [Member] | Professional Services [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
CSPR Products and Services [Member] | Professional Services [Member] | Cortelco Systems Holding Corp [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
CSPR Products and Services [Member] | Maintenance Contracts [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
CSPR Products and Services [Member] | Maintenance Contracts [Member] | Cortelco Systems Holding Corp [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
CSPR Telephony Billing [Member] | Equipment Software [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	-	-
CSPR Telephony Billing [Member] | Equipment Software [Member] | Cortelco Systems Holding Corp [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	-	-
CSPR Telephony Billing [Member] | Professional Services [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
CSPR Telephony Billing [Member] | Professional Services [Member] | Cortelco Systems Holding Corp [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	Individual sale	Individual sale
CSPR Telephony Billing [Member] | Maintenance Contracts [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	-	-
CSPR Telephony Billing [Member] | Maintenance Contracts [Member] | Cortelco Systems Holding Corp [Member]
Revenues By Product Lines [Abstract]
Type of revenues earned	-	-